Stockholders' Equity and Non-controlling Interest	6 Months Ended
Apr. 30, 2013
Stockholders' Equity and Non-controlling Interest

11. Stockholders’ Equity and Non-controlling Interest

The following tables summarize the changes in equity attributable to Quiksilver, Inc. and the non-controlling interests of its consolidated subsidiaries:

In thousands For the first half ended April 30, 2013:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2012	$583,310	$18,926	$602,236
Stock compensation expense	11,223	—	11,223
Exercise of stock options	3,275	—	3,275
Employee stock purchase plan	557	—	557
Transactions with non-controlling interest holders	(44)	44	—
Net loss and other comprehensive (loss)/income	(72,137)	682	(71,455)

Balance, April 30, 2013	$526,184	$19,652	$545,836

For the first half ended April 30, 2012:	Attributable to Quiksilver, Inc.	Non- controlling Interest	Total Stockholders’ Equity
Balance, October 31, 2011	$610,098	$12,524	$622,622
Stock compensation expense	12,400	—	12,400
Exercise of stock options	220	—	220
Employee stock purchase plan	559	—	559
Business acquisitions	—	1,440	1,440
Net loss and other comprehensive (loss)/income	(48,756)	2,408	(46,348)

Balance, April 30, 2012	$574,521	$16,372	$590,893